PROPERTY AND EQUIPMENT (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	$ 16,223,202	$ 12,821,244	$ 8,833,570
Additions	770,010	4,008,866	4,000,874
Disposals	(387,670)	(606,908)	(13,200)
Property and equipment, ending	16,605,542	16,223,202	12,821,244
Accumulated amortization property and equipment, beginning	7,469,936	5,086,343	3,090,986
Amortization for the period	509,422	2,515,714	2,002,307
Accumulated Amortization Disposals	(194,713)	(132,121)	(6,950)
Accumulated amortization property and equipment, ending	7,784,645	7,469,936	5,086,343
Net Book Value	8,820,897	8,753,266	7,734,901
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	16,283	16,283	16,283
Additions
Disposals
Property and equipment, ending	16,283	16,283	16,283
Accumulated amortization property and equipment, beginning	16,283	16,283	16,283
Amortization for the period
Accumulated Amortization Disposals
Accumulated amortization property and equipment, ending		16,283	16,283
Net Book Value
Production equipment and other [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	974,429	543,032	511,167
Additions	14,109	434,736	34,690
Disposals	(70,198)	(3,339)	(2,825)
Property and equipment, ending	918,340	974,429	543,032
Accumulated amortization property and equipment, beginning	401,339	309,405	196,103
Amortization for the period	26,866	94,518	114,197
Accumulated Amortization Disposals	(54,726)	(2,584)	(895)
Accumulated amortization property and equipment, ending	373,479	401,339	309,405
Net Book Value	544,861	573,090	233,627
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	8,969,127	7,982,520	4,978,088
Additions	226,921	990,469	3,014,807
Disposals	(131,646)	(3,862)	(10,375)
Property and equipment, ending	9,064,402	8,969,127	7,982,520
Accumulated amortization property and equipment, beginning	3,824,967	2,717,541	2,017,029
Amortization for the period	197,164	1,108,228	706,567
Accumulated Amortization Disposals	(47,038)	(802)	(6,055)
Accumulated amortization property and equipment, ending	3,975,093	3,824,967	2,717,541
Net Book Value	5,089,309	5,144,160	5,264,979
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property and equipment, beginning	6,263,363	4,279,409	3,328,032
Additions	528,980	2,583,661	951,377
Disposals	(185,826)	(599,707)
Property and equipment, ending	6,606,517	6,263,363	4,279,409
Accumulated amortization property and equipment, beginning	3,227,347	2,043,114	861,571
Amortization for the period	285,392	1,312,968	1,181,543
Accumulated Amortization Disposals	(92,949)	(128,735)
Accumulated amortization property and equipment, ending	3,419,790	3,227,347	2,043,114
Net Book Value	$ 3,186,727	$ 3,036,016	$ 2,236,295